LONG-TERM DEBT - LMATT Series 2.2024, Inc. Market-Indexed Notes (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 16, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Assets	$ 304,301,937	$ 59,094,847		$ 1,840,218
Fair value
Debt Instrument [Line Items]
Long-term debt, fair value		$ 28,249,653		$ 0
LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
Ownership percentage			100.00%
LMATT Series 2.2024, Inc. | Market-indexed notes
Debt Instrument [Line Items]
Face amount			$ 2,333,391
Upside performance participation cap			120.00%
Market downturn protection percentage			20.00%
Note reduction ratio for losses below threshold		100.00%	100.00%
LMATT Series 2.2024, Inc. | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets	2,983,754	$ 3,246,756
LMATT Series 2.2024, Inc. | Market-indexed notes | Fair value
Debt Instrument [Line Items]
Long-term debt, fair value	$ 3,027,681	$ 2,354,013